OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Miscellaneous liabilities [abstract]
Schedule of Other Liabilities

	2024	2023
Non-current
Employee benefit plans	850,239	807,495
Termination payment plans	159,959	233,230
Total	1,010,198	1,040,725
Current
Termination payment plans	479,259	656,736
Dividends payable to third parties minority	226,309	492,820
Agreement for settlement of claims	-	10,536,950
Others	290,698	198,543
Total	996,266	11,885,049